Restatement of Prior Period Financial Statements - Schedule of Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Previously Reported [Member]
As Previously Reported
Balance	$ (650,689)	$ (49,374)
Net loss		(18,009)
Balance		(66,134)
Previously Reported [Member] | Additional Paid-in Capital [Member]
As Previously Reported
Balance
Net loss
Balance
Previously Reported [Member] | Accumulated Deficit [Member]
As Previously Reported
Balance		(58,962)
Net loss		(18,009)
Balance		(76,971)
Adjustments [Member]
As Previously Reported
Balance	(4,179)	(1,625)
Investor loan advances and deemed contributions		(853)
Net loss		13
Balance		(2,465)
Adjustments [Member] | Additional Paid-in Capital [Member]
As Previously Reported
Balance		261
Investor loan advances and deemed contributions		(853)
Net loss
Balance		(592)
Adjustments [Member] | Accumulated Deficit [Member]
As Previously Reported
Balance		(1,931)
Investor loan advances and deemed contributions
Net loss		13
Balance		(1,918)
As Corrected [Member]
As Previously Reported
Balance	$ (654,868)	(51,000)
Investor loan advances and deemed contributions		(853)
Net loss		(17,996)
Balance		(68,599)
As Corrected [Member] | Additional Paid-in Capital [Member]
As Previously Reported
Balance		261
Investor loan advances and deemed contributions		(853)
Net loss
Balance		(592)
As Corrected [Member] | Accumulated Deficit [Member]
As Previously Reported
Balance		(60,893)
Investor loan advances and deemed contributions
Net loss		(17,996)
Balance		$ (78,889)